General (Detail Textuals) - USD ($)	1 Months Ended	6 Months Ended
	Apr. 25, 2022	Jun. 30, 2023
American Depositary Share ("ADS") [Member] | At The Market Offering Agreement With Cantor Fitzgerald & Co. [Member]
Restructuring Cost and Reserve [Line Items]
Aggregate offering price	$ 18,125,000	$ 75,000,000
Gross proceeds from sale under agreement		$ 17,327,000
Shares issued under agreement		1,470,906
Dale Pfost And Donald Marvin [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs		$ 1,110,000